SCUDDER
                                                                INVESTMENTS




Supplement to the currently effective Class A, B, C and I Statement of Additional Information dated March 1, 2002 of each of the listed funds:

Scudder Blue Chip Fund
Scudder Focus Value + Growth Fund
Scudder Growth and Income Fund
Scudder Total Return Fund
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Effective  February 1, 2003,  the  following  funds are no longer being  offered through this Statement of Additional Information

     o   Scudder Blue Chip Fund
     o   Scudder Growth and Income Fund


February 1, 2003